Grant Revenue - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2024	Sep. 19, 2022	Feb. 28, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 04, 2024
Disaggregation of Revenue [Line Items]
Revenue recognized				$ 1,397,000	$ 1,456,000	$ 3,846,000	$ 4,412,000	$ 5,824,000	$ 4,913,000
CPRIT Contract [Member]
Disaggregation of Revenue [Line Items]
Grant funding term		3 years
CPRIT grant funding term, description						The CPRIT Grant is subject to customary CPRIT funding conditions, including, but not limited to, a matching fund requirement (one dollar for every two dollars awarded by CPRIT), revenue sharing obligations upon commercialization of REYOBIQ based on specific dollar thresholds and tiered low single digit royalty rates until CPRIT receives the aggregate amount of 400% of the proceeds awarded under the CPRIT Grant, and certain reporting requirements.		The CPRIT Grant is subject to customary CPRIT funding conditions, including, but not limited to, a matching fund requirement (one dollar for every two dollars awarded by CPRIT), revenue sharing obligations upon commercialization of REYOBIQ™ based on specific dollar thresholds and tiered low single digit royalty rates until CPRIT receives the aggregate amount of 400% of the proceeds awarded under the CPRIT Grant, and certain reporting requirements.
Contract effective date		Aug. 31, 2022
Contract termination date		Aug. 30, 2025
Percentage of aggregate amount of proceeds awarded under CPRIT grant		400.00%
Percentage of grant proceeds with interest not exceed annually		5.00%
CPRIT Contract [Member] | Grant [Member]
Disaggregation of Revenue [Line Items]
Revenue recognized			$ 2,000,000	1,400,000	$ 3,800,000	$ 1,500,000	$ 4,400,000	$ 5,800,000	4,900,000
Grant revenue receivable				0		0		600,000
Deferred grant liability				$ 1,100,000		1,100,000		0	$ 1,900,000
Congressionally Directed Medical Research Programs [Member]
Disaggregation of Revenue [Line Items]
Amount to be received as award for research and development	$ 3,000,000
Department of Defense Award [Member]
Disaggregation of Revenue [Line Items]
Research and development award in period	3 years
Grant revenue						$ 0		$ 0
First payment received										$ 900,000